Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of cash and cash equivalents
Cash at bank	$ 136,430	$ 128,916	$ 50,005
Deposits at call	451	412	421
Cash and cash equivalents	136,881	129,328	50,426	$ 37,763
Loss for the period	(98,811)	(77,940)	(89,799)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,264	3,667	2,139
Foreign exchange (gains)/losses	(1,499)	(302)	(154)
Finance costs	10,004	8,800	6,914
Remeasurement of borrowing arrangements	(5,225)	(607)	376
Remeasurement of contingent consideration	(18,687)	(1,380)	6,264
Payment for services rendered in shares			620
Equity settled share-based payment	12,510	7,522	4,368
Deferred tax benefit	(819)	(9,415)	(8,955)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,739)	890	4,974
Decrease/(increase) in prepayments	(213)	2,292	5,237
Decrease/(increase) in tax assets		1,499	1,729
Increase/(decrease) in trade creditors and accruals	(5,061)	12,508	(3,972)
Increase/(decrease) in provisions	(1,405)	3,601	2,469
Increase/(decrease) in deferred consideration		(7,500)	10,000
Net cash (outflows) in operating activities	$ (106,681)	$ (56,365)	$ (57,790)